STOCKHOLDERS' EQUITY - Schedule of fair value Black-Scholes Option (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Exercise price (in dollars per share)	$ 11.50	$ 11.50
Stock price (CURI) (in dollars per share)	$ 1.53	$ 0.54
Expected volatility	107.80%	100.00%
Expected warrant term (years)	9 months 18 days	1 year 9 months 18 days
Risk-free interest rate	4.16%	4.23%
Dividend yield	1.60%	0.00%
Fair value per private placement warrant (in dollars per share)	$ 0.02	$ 0.01